Employee Benefits (Narrative) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Defined Benefit Plan Disclosure [Line Items]
Accrued benefit obligation	$ 60.4	$ 61.2
Total employer contributions	79.0	68.4	55.0
Multiemployer plans, withdrawal obligation	27
Contribution recognized as expenses		$ 1.8	$ 4.2
Multiemployer plans, period contributions percentage in excess of total contribution			true
Pension plan funded percentage critical status threshold	Less than 65 percent
Effective for fund in critical status
Defined Benefit Plan Disclosure [Line Items]
Multiemployer plan, contribution rate increase			0.10
Base Salary
Defined Benefit Plan Disclosure [Line Items]
Defined contribution plan, maximum annual contribution per employee, percent	50.00%
Deferred Bonus
Defined Benefit Plan Disclosure [Line Items]
Defined contribution plan, maximum annual contribution per employee, percent	100.00%